Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Borrowings
Schedule of borrowings

Lender	Date of Borrowing	Due Date	Principal Amount (in RMB)	Interest Payment Periods
As of December 31, 2012
Short-term loan:
Industrial and Commercial Bank of China	February 2012	January 2013	100,000	Monthly
Bank of China	May 2012	May 2013	30,000	Quarterly
Bank of China	May 2012	May 2013	30,000	Quarterly
Bank of China	October 2012	April 2013	100,000	Quarterly
Bank of China	October 2012	April 2013	51,455	Quarterly
Bank of Communications	October 2012	April 2013	100,000	Quarterly
China Merchants Bank	October 2012	March 2013	50,000	Quarterly
Bank of Communications	November 2012	May 2013	52,401	Together with principal
Bank of Communications	November 2012	May 2013	51,569	Together with principal
China Bohai Bank	November 2012	May 2013	50,000	Together with principal
Bank of China	January 2012	January 2013	94,283	Quarterly
Bank of China	February 2012	February 2013	102,139	Quarterly
Bank of China	September 2012	March 2013	6,381	Together with principal
Bank of China	September 2012	March 2013	10,336	Together with principal
Bank of China	September 2012	March 2013	65,998	Together with principal
China Guangfa Bank	November 2012	May 2013	39,284	Together with principal
Agriculture Bank of China	November 2012	February 201	4,762	Together with principal
Agriculture Bank of China	December 2012	March 2013	20,947	Together with principal
Agriculture Bank of China	December 2012	March 2013	13,175	Together with principal
Subtotal			972,730
Long-term loan due in one year:

Bank of China	July 2010	July 2013	100,000	Quarterly
Bank of China	October 2010	September 2013	100,000	Quarterly
Bank of China	November 2010	October 2013	100,000	Quarterly
Agriculture Bank of China	April 2010	April 2013	80,000	Monthly
Agriculture Bank of China	December 2010	December 2013	120,000	Monthly
Industrial and Commercial Bank of China	April 2011	October 2013	160,000	Monthly
Export-Import Bank of China	September 2011	September 2013	130,000	Quarterly
Agriculture Bank of China	October 2010	April 2013	20,000	Monthly
Agriculture Bank of China	November 2010	May 2013	10,000	Monthly
Agriculture Bank of China	December 2010	June 2013	40,000	Monthly
Agriculture Bank of China	November 2010	May 2013	30,000	Monthly
Industrial and Commercial Bank of China	March 2011	September 2013	70,000	Monthly
Industrial and Commercial Bank of China	April 2011	September 2013	30,000	Monthly
China Construction Bank	June 2011	May 2013	48,000	Monthly
Bank of China	June 2011	June 2013	100,000	Half a year
Shanghai Pudong Development Bank	June 2011	June 2013	98,000	Quarterly
China Merchants Bank	May 2011	March 2013	28,500	Quarterly
China Merchants Bank	April 2011	April 2013	8,500	Quarterly
China Merchants Bank	March 2011	March 2013	8,500	Quarterly
Shanghai Pudong Development Bank	March 2012	September 2013	49,000	Quarterly
Industrial and Commercial Bank of China	June 2011	January 2013	500,000	Together with principal
Bank of China	December 2011	December 2013	20,000	Quarterly
Subtotal			1,850,500
Short-term borrowings and current portion of long term borrowings			2,823,230

Lender	Date of Borrowing	Due Date	Principal Amount (in RMB)	Interest Payment Periods
As of December 31, 2012
Long term loan
China Construction Bank	June 2012	May 2014	38,000	Monthly
Industrial and Commercial Bank of China	December 2011	November 2014	150,000	Monthly
China Construction Bank	May 2012	April 2014	159,000	Monthly
Bank of Xingtai	September 2012	September 2014	100,000	Monthly
Industrial and Commercial Bank of China	March 2011	March 2014	140,000	Monthly
Industrial and Commercial Bank of China	April 2011	March 2014	40,000	Monthly
Industrial and Commercial Bank of China	May 2011	March 2014	20,000	Monthly
Industrial and Commercial Bank of China	June 2011	March2014	54,122	Monthly
China Everbright Bank	June 2011	June 2014	200,000	Quarterly
Industrial and Commercial Bank of China	December 2011	June 2014	59,017	Monthly
Industrial and Commercial Bank of China	June 2011	January 2015	190,000	Together with principal
Industrial and Commercial Bank of China	June 2011	January 2014	750,000	Together with principal
Bank of China	April 2012	April 2014	30,000	Quarterly
Agriculture Bank of China	August 2012	February 2019	40,000	Quarterly
Agriculture Bank of China	September 2012	August 2019	118,000	Quarterly
Subtotal			2,088,139

Total borrowings			4,911,369

As of December 31, 2013
Short-term loan
Bank of China	September 2013	September 2014	200,000	Quarterly
Agriculture Bank of China	September 2013	September 2014	80,000	Monthly
Agriculture Bank of China	September 2013	January 2014	34,379	Together with principal
Agriculture Bank of China	September 2013	February 2014	79,248	Together with principal
Agriculture Bank of China	November 2013	April 2014	539	Together with principal
Agriculture Bank of China	December 2013	May 2014	3,073	Together with principal
Agriculture Bank of China	December 2013	April 2014	95,721	Monthly
Agriculture Bank of China	December 2013	May 2014	2,038	Together with principal
Agriculture Bank of China	December 2013	May 2014	1,996	Together with principal
China Merchant Bank	September 2013	March 2014	10,000	Together with principal
China Merchant Bank	September 2013	March 2014	10,000	Together with principal
China Merchant Bank	September 2013	March 2014	10,000	Together with principal
China Merchant Bank	September 2013	March 2014	10,000	Together with principal
China Merchant Bank	September 2013	March 2014	10,000	Together with principal
China Merchant Bank	December 2013	June 2014	30,000	Together with principal
Huaxia Bank	May 2013	February 2014	40,000	Together with principal
Huaxia Bank	February 2013	February 2014	10,000	Together with principal
Bank of Communication	August 2013	February 2014	42,000	Monthly
Hefei S & T Rural Commercial Bank	March 2013	March 2014	150,000	Quarterly
Hefei S & T Rural Commercial Bank	April 2013	March 2014	50,000	Quarterly
Rural Credit Cooperative of Hebei	March 2013	March 2014	28,000	Monthly
Bank of Xingtai	June 2013	June 2014	20,000	Monthly
Bank of Xingtai	July 2013	June 2014	40,000	Monthly
OCBC Bank	March 2013	April 2014	30,485	Monthly
OCBC Bank	May 2013	May 2014	54,873	Monthly
Other loan *	April 2013	March 2014	30,000	Quarterly
Other loan*	November 2013	November 2014	50,000	Quarterly
Subtotal			1,122,352

*Local government provided short-term loan to one subsidiary located in Jiangsu Province with market interest rate bearing.

Lender	Date of Borrowing	Due Date	Principal Amount (in RMB)	Interest Payment Periods
Long-term loan due in one year
China Construction Bank	May 2012	April 2014	157,000	Monthly
China Construction Bank	June 2012	May 2014	34,000	Monthly
Industrial and Commercial Bank of China	December 2011	November 2014	150,000	Monthly
Bank of Xingtai	September 2012	September 2014	100,000	Monthly
Industrial and Commercial Bank of China	March 2011	March 2014	140,000	Monthly
Industrial and Commercial Bank of China	April 2011	March 2014	40,000	Monthly
Industrial and Commercial Bank of China	May 2011	March 2014	20,000	Monthly
Industrial and Commercial Bank of China	June 2011	June 2014	15,917	Monthly
Industrial and Commercial Bank of China	December 2011	June 2014	57,246	Monthly
China Everbright Bank	June 2011	June 2014	200,000	Quarterly
Agriculture Bank of China	August 2012	February 2014	2,850	Quarterly
Agriculture Bank of China	September 2012	February 2014	8,150	Quarterly
Agriculture Bank of China	August 2012	August 2014	2,850	Quarterly
Agriculture Bank of China	September 2012	August 2014	8,150	Quarterly
Subtotal			936,163
Short-term borrowings and current portion of long term borrowings			2,058,515

Long-term loan
Industrial and Commercial Bank of China	June 2011	January 2019	720,000	Annually
Industrial and Commercial Bank of China	June 2011	January 2018	432,000	Annually
Industrial and Commercial Bank of China	June 2011	January 2017	288,000	Annually
Agriculture Bank of China	September 2012	February 2015	8,150	Quarterly
Agriculture Bank of China	August 2012	August 2015	2,850	Quarterly
Agriculture Bank of China	September 2012	August 2015	8,150	Quarterly
Agriculture Bank of China	August 2012	February 2016	2,850	Quarterly
Agriculture Bank of China	September 2012	February 2016	8,150	Quarterly
Agriculture Bank of China	August 2012	August 2016	2,850	Quarterly
Agriculture Bank of China	September 2012	August 2016	8,150	Quarterly
Agriculture Bank of China	August 2012	February 2015	2,850	Quarterly
Agriculture Bank of China	August 2012	February 2017	2,850	Quarterly
Agriculture Bank of China	September 2012	February 2017	8,150	Quarterly
Agriculture Bank of China	August 2012	August 2017	2,850	Quarterly
Agriculture Bank of China	September 2012	August 2017	8,150	Quarterly
Agriculture Bank of China	August 2012	February 2018	2,850	Quarterly
Agriculture Bank of China	September 2012	February 2018	8,150	Quarterly
Agriculture Bank of China	August 2012	August 2018	2,850	Quarterly
Agriculture Bank of China	September 2012	August 2018	8,150	Quarterly
Agriculture Bank of China	September 2012	February 2019	10,100	Quarterly
Agriculture Bank of China	August 2012	February 2019	2,900	Quarterly
Agriculture Bank of China	August 2012	August 2019	2,900	Quarterly
Agriculture Bank of China	September 2012	August 2019	10,100	Quarterly
Subtotal			1,554,000

Total borrowings			3,612,515

Schedule of borrowings by current and noncurrent classification

	As of December 31, 2012	As of December 31, 2013
	RMB	RMB
Short-term	972,730	1,122,352
Long-term, current portion	1,850,500	936,163
Subtotal	2,823,230	2,058,515
Long-term	2,088,139	1,554,000
Total	4,911,369	3,612,515

Schedule of future principal repayments on the long-term borrowings
Year ending December 31,	RMB
2014	936,163
2015	22,000
2016	22,000
2017	310,000
Thereafter	1,200,000

Total	2,490,163